OTHER LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2017
OTHER LONG-LIVED ASSETS

13. OTHER LONG-LIVED ASSETS

Other long-lived assets are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)
Prepaid license fees	6,515,200	6,515,200	1,001,368
Other	103,777	6,220	956

Total	6,618,977	6,521,420	1,002,324

Prepaid license fee represents the payment made by the Group pursuant to an IP license agreement with an online game company in January 2016 to use its IP to develop a mobile game.